Transactions and Balances with Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Research and development expenses	$ 55	$ 26	$ 63